ACCOUNTS RECEIVABLE, NET-THIRD PARTIES	12 Months Ended
Dec. 31, 2022
ACCOUNTS RECEIVABLE, NET-THIRD PARTIES
ACCOUNTS RECEIVABLE, NET-THIRD PARTIES

7.    ACCOUNTS RECEIVABLE, NET — THIRD PARTIES

Components of accounts receivables, net-third parties are detailed as follows (RMB in thousands):

	As of December 31,
	2021	2022
	RMB	RMB
Accounts receivables - current	7,794,174	17,259,003
Allowance for credit losses - current	(323,071)	(584,127)
Accounts receivable, net - current	7,471,103	16,674,876

Accounts receivables – non-current	28,186	—
Allowance for credit losses – non-current	(562)	—
Accounts receivable, net – non-current	27,624	—

As of December 31, 2021 and 2022, accounts receivable with net book value of RMB726 million and RMB1,006 million were pledged as collateral for the Group’s borrowings (Note 18).

The following table summarizes the activity in the allowance for credit losses related to accounts receivable – current for the year ended December 31, 2020, 2021 and 2022:

	As of December 31,
	2020	2021	2022
	RMB	RMB	RMB
At beginning of year	318,198	293,360	323,071
Impact of adopting ASC Topic 326	(30,916)	—	—
Addition	26,581	91,948	394,285
Reversal	(20,503)	(24,213)	(114,770)
Write off	—	(38,024)	(18,459)
At end of year	293,360	323,071	584,127

The following table summarizes the activity in the allowance for credit losses related to accounts receivable – non-current for the year ended December 31, 2020, 2021 and 2022:

	As of December 31,
	2020	2021	2022
	RMB	RMB	RMB
At beginning of year	—	1,139	562
Impact of adopting ASC Topic 326	—	—	—
Addition	1,139	—	—
Reversal	—	(577)	(562)
At end of year	1,139	562	—